Notes to consolidated cash flow statement - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Notes To Consolidated Cash Flow Statement [Line Items]
Non cash share based compensation	€ 16,290
Costs Related To The Business Combination [Member] | Zegna [Member]
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost	114,963
Costs Related To The Business Combination [Member] | IIAC [Member]
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost	€ 37,906
Stock issued during period shares new shares issued | shares	5,031,250